LOANS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2021
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

Note 6 –  LOANS RECEIVABLE, NET

	As of	As of
	March 31, 2021	March 31, 2020
	USD	USD
Loans receivable	44,660,186	41,713,970
Allowance for uncollectible loans receivable	(39,172,141)	(15,017,029)
Loans receivable, net	5,488,045	26,696,941
Loans receivable, net – current	5,488,045	12,626,200
Loans receivable, net – non-current	—	14,070,741

Movement of allowance for uncollectible loans receivable during the years ended March 31, 2021 and 2020 is as follows:

	Year ended	Year ended
	March 31, 2021	March 31, 2020
	USD	USD
Balance at beginning of the year	15,017,029	1,083,385
Provision for allowance of uncollectible loans receivable	22,159,416	14,225,450
Foreign currency translation adjustments	1,995,696	(291,806)
Balance at end of the year	39,172,141	15,017,029